6. PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Computer and equipment		$ 6,446	$ 6,446
Less - Accumulated depreciation and amortization		(2,187)	(1,081)
Total	$ 3,917	$ 4,259	$ 5,365